Prepaid Expenses and Other Prepaid for Events	6 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Prepaid for Events [Abstract]
Prepaid Expenses and Other prepaid for events

3. Prepaid Expenses and Other prepaid for events

Prepaid expenses consist of the following:

	March 31, 2026	September 30, 2025
	US$	US$
Prepaid fees to Renda	1,087,760	81,359
Prepaid insurance	4,166	13,437
Other prepaid expenses	82,087	38,358
Prepaid tuition fees to Shanghai Jiao Tong University	115,350	-
Prepaid fees to Guangzhou Zhonghong Hean	50,411	67,215
Prepaid Jishi Holdings	111,049	386,341
Prepaid ESHY Edu	36,146	3,733
Prepaid IvyPlan Education Consulting	30,101	-
Total	1,517,070	590,443

Prepaid fees to Renda represent the fees that the Company prepaid to Beijing Renda Finance and Education Technology Co., Ltd (“Renda”) for services have yet to be provided by Renda. The prepaid fees will be recognized into general and administrative expense when such fees are incurred based on the actual costs incurred by Renda on behalf of the Company’s business partners in China, Beijing Renda Financial Education Technology Co., Ltd. and Wenfeng Shenghe Study Abroad Co. Ltd..

Prepaid tuition fees to Shanghai Jiao Tong University represent the fees that the Company prepaid to Shanghai Jiao Tong University for services have yet to be provided. The prepaid fees will be recognized into costs of services when such fees are incurred based on the actual costs incurred by Shanghai Jiao Tong University.

Prepaid fees to Guangzhou Zhonghong Hean represent the fees that the Company prepaid to Guangzhou Zhonghong Hean for consulting and agency services have yet to be provided. The prepaid fees will be charged into expenses when Guangzhou Zhonghong Hean provided the consulting and agency services to the Company.

Prepaid fees to Jishi Holdings represent the fees that the Company prepaid to Jishi Holdings for services have yet to be provided. The prepaid fees will be charged into costs of services when such fees are incurred based on the actual costs incurred by Jishi Holdings.

Prepaid fees to ESHY Edu represent the fees that the Company prepaid to ESHY Edu for services have yet to be provided. The prepaid fees will be charged into costs of services when such fees are incurred based on the actual costs incurred by ESHY Edu.

Prepaid fees to IvyPlan Education Consulting represent the fees that the Company prepaid to IvyPlan Education Consulting for services have yet to be provided. The prepaid fees will be charged into costs of services when such fees are incurred based on the actual costs incurred by IvyPlan Education Consulting.

Other prepaid for event consist of the following:

	March 31, 2026	September 30, 2025
	US$	US$
Prepaid for soccer games	7,200,023	7,500,023

The prepaid for soccer games represents a service fee prepaid to Argentine Football Association (the “AFA”), On November 23, 2023, the Company’s subsidiary, SouthGilmore, entered into an agreement (the “Agreement”) with AFA, pursuant to which the parties agreed that hold certain international friendly matches between the Argentine men’s national soccer team and similar opponents in China or Asia. Pursuant to the Agreement, SouthGilmore agreed to pay the AFA a total of $15.0 million, of which $7.5 million was prepaid by the Company in November 2023 in connection with the execution of the Agreement. In addition, pursuant to the Agreement, SouthGilmore agreed to assume the costs and obligations related to stadium charges, security, ticketing and all other matters generally related to the organization of the games. The friendly matches have not been held yet due to the delays in finding the proper components and the proper venues. In April 2024, the AFA confirmed to SouthGilmore that it was rescheduling the previously scheduled matches. In January 2026, AFA proposed to organize these two matches in the September 2026 window and SouthGilmore is in consideration of agreeing on this proposal.

In February 2026, SouthGilmore entered into a Brokerage & Sales Mandate Agreement (the “Brokerage Agreement”) with a broker, pursuant to which the parties agreed that the minimum net proceeds from the sale of the two matches would be $14.4 million. As the estimated minimum net proceeds of $14.4 million are $0.6 million lower than the agreed amount of $15.0 million. As of March 31, 2026, the Company recognized a $0.3 million impairment loss for the prepaid and $0.3 million for unavoidable future obligation regarding the football games.